PROSPECTUS SUPPLEMENT -- Aug. 23, 2004*

               AXP(R) Real Estate Fund (Jan. 6, 2004) S-6281-99 A

The information in the "Investment Manager" section regarding who manages the Fund's portfolio is being replaced with:

Warren Spitz, Senior Portfolio Manager

o   Managed the Fund since 2004.

o   Joined AEFC in 2000 as a Senior Portfolio Manager.

o Prior to that, Portfolio Manager, Prudential Global Asset Management, from 1987 to 2000.

o   Began investment career in 1984.

o   MBA, University of Pennsylvania, Wharton School.

Steve Schroll, Associate Portfolio Manager

o   Managed the Fund since 2004.

o   Joined AEFC in 1998 as a Senior Security Analyst.

o   Began investment career in 1981.

o   MBA, University of Minnesota.

Laton Spahr, Associate Portfolio Manager

o   Managed the Fund since 2004.

o   Joined AEFC in 2001 as a Security Analyst.

o Prior to that, worked in research at Holland Capital Management and Freiss Associates.

o   Began investment career in 1999.

o   MS, University of Wisconsin, Applied Securities Analysis Program.

The rest of the section remains the same.


S-6281-21 A (8/04)

*Valid until next prospectus update
Destroy Aug. 27, 2004